Financial instruments (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of financial instruments

(a) Financial instruments by category

	As of	As of
	June 30, 2026	December 31, 2025
Financial assets
Financial assets at amortized cost
Cash and cash equivalents	$595,013	$97,669
Financial assets at amortized cost	504,240	455,133
Accounts receivable	5,429,705	3,578,974
Other receivables	198,277	2,638
Guarantee deposits paid	79,564	142,364
	$6,806,799	$4,276,778
Financial liabilities
Financial liabilities at amortized cost
Short-term loans	$2,579,175	$10,990,604
Accounts payable	1,396,795	180,954
Other payables	595,175	941,159
Other current liabilities	1,100,985	13,467
Long-term loans (including current portion)	4,926,588	1,652,258
	$10,598,718	$13,778,442
Lease liability	$33,452	$82,078

(b) Financial risk management policies

(i) The Group’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk, interest rate risk and price risk), credit risk and liquidity risk.

(ii) Risk management is carried out by a central treasury department (Group treasury) under policies approved by the Board of Directors. Group treasury identifies, evaluates, and hedges financial risks in close co-operation with the Group’s operating units. The Board provides written principles for overall risk management, as well as written policies covering specific areas and matters, such as foreign exchange risk, interest rate risk, credit risk, use of derivative financial instruments and non-derivative financial instruments, and investment of excess liquidity.

(c) Significant financial risks and degrees of financial risks

(i) Market risk

Foreign exchange risk

1. The Group operates internationally and is exposed to foreign exchange risk arising from the transactions of the Company and its subsidiaries used in various functional currency, primarily with respect to the USD. Foreign exchange risk arises from future commercial transactions and recognized assets and liabilities.

2. Management has set up a policy to require group companies to manage their foreign exchange risk against their functional currency. Exchange rate risk arising from the difference between various functional currencies and the reporting currency in the unaudited condensed interim consolidated financial statements is centrally managed by the Group’s finance department.

3. The Group’s businesses involve some non-functional currency operations (the Company’s and certain subsidiaries’ functional currency: USD; other certain subsidiaries’ functional currency: NTD and HKD ). The information on assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:

	June 30, 2026
	Foreign currency amount	Exchange rate	Book value (USD)
Foreign currency: functional currency
Financial assets
Monetary items
USD:NTD	$2,090,882	31.85	$2,090,882
USD:HKD	1,931,302	7.84	1,931,302
Financial liabilities
Monetary items
USD:NTD	$1,193,816	31.85	$1,193,816
USD:HKD	2,341,700	7.84	2,341,700

	June 30, 2025
	Foreign currency amount	Exchange rate	Book value (USD)
Foreign currency: functional currency
Financial assets
Monetary items
USD:NTD	$2,022,196	29.18	$2,022,196
Financial liabilities
Monetary items
USD:NTD	$2,540,931	29.18	$2,540,931

4. Total exchange gain, including realized and unrealized, arising from significant foreign exchange variation on the monetary items held by the Group:

	Six Months ended June 30, 2026	Six Months ended June 30, 2025
Foreign exchange gains	$33,519	$37,546

5. Analysis of foreign currency market risk arising from significant foreign exchange variation:

	Sensitivity analysis
	June 30, 2026
	Degree of variation	Effect on profit or loss	Effect on other comprehensive income
Foreign currency: functional currency
Financial assets
Monetary items
USD:NTD	5%	$104,544	$-
USD:HKD	5%	96,565	-
Financial liabilities
Monetary items
USD:NTD	5%	$59,691	$-
USD:HKD	5%	117,085	-

	Sensitivity analysis
	June 30, 2025
	Degree of variation	Effect on profit or loss	Effect on other comprehensive income
Foreign currency: functional currency
Financial assets
Monetary items
USD:NTD	5%	$324,464	$-
Financial liabilities
Monetary items
USD:NTD	5%	$38,062	$-

Cash flow Interest rate risk

1. The Group’s main interest rate risk arises from short-term loans and long-term loans with variable rates, which expose the Group to cash flow interest rate risk. For the six months ended June 30, 2026 and 2025, the Group’s loans at variable rate were mainly denominated in NTD and USD.

2. The Group’s loans are measured at amortized cost. The loans are periodically contractually repriced and to that extent are also exposed to the risk of future changes in market interest rates.

3. If the borrowing interest rate  had increased/decreased by 1% with all other variables held constant:

	Six months ended June 30, 2026	Six months ended June 30, 2025
(Loss) profit increased/decreased	$75,058	$126,429

Schedule of loss rate methodology

	Not past due	Up to 30 days past due	31 to 90 days past due	91 to 180 days past due	Over 180 days past due	Total
As of June 30, 2026
Expected loss rate	0.00%	0.00%	0.77%	1.06%	10.25%
Total book value	$984,881	$937,852	$69,160	$603,510	$3,166,063	$5,761,466
Loss allowance	$-	$-	$534	$6,404	$324,823	$331,761
At December 31, 2025
Expected loss rate	0.01%	0.08%	14.2%	92.93%	92.63%
Total book value	$1,764,589	$249,410	$1,558,011	$5,499	$1,465	$3,578,974
Loss allowance	$122	$203	$257,810	$72,269	$1,357	$331,761

Schedule of loss allowance for accounts receivable

2026
Loss allowance
At January 1	$331,761
Provision for expected credit losses	-
As of June 30	$331,761

2025
Loss allowance
At January 1	$-
Provision for expected credit losses	19,247,269
Write-offs	(18,915,508)
As of December 31	$331,761

9. For investments in debt instruments at amortized cost, the credit rating levels are presented below:

	June 30, 2026
		Lifetime
	6 months	Significant increase in credit risk	Impairment of credit	Total
Financial assets at amortized cost	$504,240	$-	$-	$504,240
Other receivables (including Long-term receivables)	$198,277	$-	$-	$198,277
Guarantee deposits paid	$79,564	$-	$-	$79,564

	December 31, 2025
		Lifetime
	12 months	Significant increase in credit risk	Impairment of credit	Total
Financial assets at amortized cost	$455,133	$-	$-	$455,133
Other receivables	$2,638	$-	$-	$2,638
Guarantee deposits paid	$142,364	$-	$-	$142,364

(iii) Liquidity risk

1. Cash flow forecasting is performed in the operating entities of the Group and aggregated by Group treasury. Group treasury monitors rolling forecasts of the Group’s liquidity requirements to ensure it has sufficient cash to meet operational needs.

2. Surplus cash held by the operating entities over and above balance required for working capital management are transferred to the Group treasury. Group treasury invests surplus cash in interest bearing current accounts, time deposits, money market deposits, choosing instruments with appropriate maturities or sufficient liquidity to provide sufficient head-room as determined by the above-mentioned forecasts.

3. The unused available credit from bank loans of the Group:

	As of	As of
	June 30, 2026	December 31, 2025
Floating rate:
Expiring within one year	$2,171,226	$6,610,518
Expiring beyond one year	3,896,022	3,721,667
	$6,067,248	$10,332,185

4. The table below analyses the Group’s non-derivative financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet date to the contractual maturity date for non-derivative financial liabilities. The amounts disclosed in the table are the contractual undiscounted cash flows.

June 30, 2026	Less than 1 year	Between 1 year and 3 years	Total
Non-derivative financial liabilities
Short-term loans	$2,634,864	$-	$2,634,864
Accounts payable	1,396,795	-	1,396,795
Other payables	595,175	-	595,175
Other current liabilities	1,100,985	-	1,100,985
Lease liabilities	33,452	-	33,452
Long-term loans (including current portion)	1,134,239	4,692,450	5,826,689

December 31, 2025	Less than 1 year	Between 1 year and 3 years	Total
Non-derivative financial liabilities
Short-term loans	$10,990,604	$-	$10,990,604
Accounts payable	180,954	-	180,954
Other payables	941,159	-	941,159
Lease liabilities	82,078	-	82,078
Long-term loans (including current portion)	624,620	1,027,638	1,652,258